As filed with the Securities and Exchange Commission on June 1, 2000

                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]
                       Post-Effective Amendment No. 60 [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF [X]
                                      1940
                                Amendment No. 61
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road

                              Columbus, Ohio 43219

                     (Address of Principal Executive Office)

                                 (800) 362-5365

                        (Area Code and Telephone Number)

                                    Copy to:

George Stevens, Esq.                        Carl Frischling, Esq.
BISYS Fund Services                         Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                           919 Third Avenue
Columbus, Ohio 43219                        New York, New York 10022
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_| Immediately upon filing pursuant   |_| on ________________
to paragraph (b)                           pursuant to paragraph (b)
|_| 60 days after filing pursuant      |_| on (date) pursuant to
paragraph (a)(1)                           to paragraph (a)(1)
|X| 75 days after filing pursuant to   |_| on (date) pursuant to paragraph
paragraph (a)(2) (a)(2) of rule            485.

If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The statement of additional information for each series of The Victory Portfolios, dated February 28, 2000, is incorporated by reference to the statement of additional information filed electronically with the Securities and Exchange Commission on March 2, 2000 pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

                                                                   Prospectus

June 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Equity Fund

Nasdaq-100 Index(R) Fund
Class A and G Shares

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Call Victory at:
800-539-FUND
(800-539-3863)

Victory Funds
(LOGO)(R)

                                                       The Victory Portfolios

                              Table of Contents

Risk/Return Summary of the Fund                                           2
An analysis which includes the investment objective, principal strategies, principal risks, and expenses.

Investments                                                               4

Risk Factors                                                              5

Share Price                                                               6

Dividends, Distributions, and Taxes                                       6

Investing with Victory                                                    8
  * Choosing a Share Class                                                8
  * How to Buy Shares                                                    10
  * How to Exchange Shares                                               12
  * How to Sell Shares                                                   13

Organization and Management of the Fund                                  15

Additional Information                                                   17


Key to Financial Information

Objective and Strategies

The goals and the strategies that the Fund plans to use to pursue its investment objective.

Risk Factors

The risks you may assume as an investor in the Fund.

Expenses

The costs you will pay, directly or indirectly, as an investor in the Fund, including sales charges and ongoing expenses.

Shares of the Fund are:

* Not insured by the FDIC;
* Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;
* Subject to possible investment risks, including possible loss of the amount invested.

Risk/Return Summary

NASDAQ-100 INDEX(R) FUND

CLASS A SHARES
Cusip#: 926464223

CLASS G SHARES
Cusip#: 926464215

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its investment objective by attempting to duplicate the performance of the Nasdaq-100 Index(R) (the Index). The stocks that make up this Index are currently heavily weighted in the technology sector. The Fund primarily invests in many of the equity securities that are in the Index, including American Depository Receipts (ADRs), and secondarily in related futures and options contracts.

     To minimize small positions and transaction expenses, the Fund need not invest in every stock included in the Index. The Fund may purchase stocks that are not included in the Index if the Adviser believes that these investments will reduce "tracking error."

     The Fund is not managed in the traditional sense of using economic, financial, and market analysis. Therefore, the Fund will not sell a stock that is underperforming as long as it remains in the Index. Brokerage costs, fees, operating expenses, and tracking errors will normally result in the Fund's total return being lower than that of the Index. Tracking error refers to the difference between the Fund's investment results, before expenses, and that of the Index.

     The Fund is non-diversified, which means that it may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. In addition, the Fund may invest more than 25% of its total assets in a single industry (industry concentration) to the extent necessary to attempt to track the Index. Under certain circumstances, these policies would enable the Fund to better track the composition of the Index.

     There is no guarantee that the Fund will achieve its objective.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

*    The market value of securities acquired by the Fund declines.

* The portfolio manager does not execute the Fund's principal investment strategies effectively.

* Derivative instruments, including futures or options contracts used for asset subsitution, do not perfectly replicate investment in the Index.

* A decline in a stock or industry sector in which the Fund is heavily invested could cause the Fund to lose more money than if it were diversified or did not concentrate its investments in a single industry.

     In addition, the Fund may purchase, retain, and sell securities when such transactions would not be consistent with traditional investment criteria. The Fund generally will remain fully invested in common stocks even when stock prices generally are falling. Therefore, an investor is exposed to a greater risk of loss from fluctuations in the value of such securities than would be the case if the Fund was not fully invested, regardless of market conditions.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors looking for an aggressive growth stock fund and who can afford to weather sudden and sometimes substantial changes in the value of their investment. Recently, the Index has shown more volatility in comparison to other broader benchmarks such as the S&P 500 Index.

     An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

An investment in the Fund is not a complete investment program.

Performance of Index

The Fund is new as of the date of this Prospectus and therefore performance information is not available.

     The following chart shows the performance of the Index for the ten years ending December 31, 1999 and the year-to-date performance for the year 2000. Past performance of the Index does not indicate how it will perform in the future. It is unlikely that the performance of the Index during 1999 will be repeated in the future, especially in the near future. The past performance of the Index should not be viewed as representative of the Fund's future performance. Because of expenses, it is expected that the Fund's performance will be lower than that of the Index.

Performance of Nasdaq-100(R) Index*

Year ended December 31,

1990                      -10.41%
1991                       64.99%
1992                        8.86%
1993                       10.58%
1994                        1.50%
1995                       42.54%
1996                       42.54%
1997                       20.63%
1998                       85.31%
1999                      101.95%
1/1/2000-3/31/2000         18.61%

* Does not reflect reinvestment of dividends.

Fund Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses
(paid directly from your investment)(1)                    Class A    Class G

Maximum Sales Charge
Imposed on Purchases                                        5.75%      NONE
(as a percentage of offering price)

Maximum Deferred
Sales Charge (as a percentage of                            NONE(2)    NONE
the lower of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                     NONE       NONE

Redemption Fees                                             NONE       NONE

Exchange Fees                                               NONE       NONE

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                                             0.60%      0.60%

Distribution (12b-1) Fees                                   0.00%      0.00%

Other Expenses (includes a shareholder
servicing fee of 0.25% applicable to Class G Shares)(3)     0.15%      0.42%

Total Fund Operating Expenses                               0.75%      1.02%

Fee Waiver/Expense Reimbursement                           (0.15)%    (0.22)%

Net Expenses(4)                                             0.60%      0.80%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) Except for non-IRA tax deferred retirement accounts, there is no initial sales charge on purchases of $1 million or more for Class A Shares. However, if you sell any of such Class A Shares within one year, you will be charged a contingent deferred sales charge (CDSC) of 1.00%. If you sell any of such Class A Shares within two years, you will be charged a CDSC of 0.50%.

(3)  Based on estimated expenses for the current fiscal year.

(4) The Adviser has contractually agreed to waive its management fees and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A and Class G Shares of the Fund at a maximum of 0.60% and 0.80%, respectively, for at least one year from the commencement of the Fund's operations.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 Year         3 Years

Class A          $633           $787

Class G          $ 82           $303

(1) This Example assumes that Net Annual Fund Operating Expenses will equal 0.60% and 0.80% for Class A and Class G Shares, respectively, for the one year period, and will equal 0.75% and 1.02%, respectively, thereafter.

Investments

Under normal market conditions, the Fund purchases equity securities, including common stock and securities that are convertible or exchangeable into common stock of U.S. and foreign corporations. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies. The Fund may invest in futures contracts, which involve the right or obligation to deliver or to receive assets or money depending on the performance of an index. The Fund may also buy and sell options on futures contracts. To reduce the effects of leverage, the Fund will set aside liquid assets equal to the contract commitment to cover the Fund's obligations. The Fund may invest in futures contracts and options on futures contracts as a temporary substitute for buying or selling securities.

     For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

     For a more complete description of the types of securities in which the Fund can invest, see the Statement of Additional Information (SAI).

About the Nasdaq-100 Index(R)

The Nasdaq-100 Index(R) is made up of the 100 largest non-financial stocks traded on the Nasdaq Stock Market. There are also minimum trading and listing history requirements. The Index is a modified market capitalization weighted index; Nasdaq reviews the composition of the Index quarterly and will adjust weightings using a proprietary algorithm if certain weight distributions are not met. Because of the concentration in a specific sector, high volatility or poor performance of the sector will directly affect the Fund's performance. Companies issuing individual stocks that make up the Index have total market capitalizations ranging in size from $1.1 billion to $410 billion as of May 10, 2000.

Nasdaq(r), Nasdaq-100(r), and Nasdaq-100 Index(r) are registered trademarks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and are licensed by the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations.

The Corporations make no express or implied warranties, and disclaim all warranties including all warranties of merchantability or fitness for a particular purpose with respect to the Fund/Index (meaning the Nasdaq-100 Index, the Fund, their use, the results to be obtained from their use, and/or any data included therein). The Corporations shall have no liability for any damages, claims, losses, or expenses with respect to the Fund/Index. The Corporations shall have no liability for any lost profits or special, punitive, incidental, indirect, or consequential damages, even if notified of the possibility of such damages.

For more details, see the disclaimer in the Statement of Additional Information.

Risk Factors

This Prospectus describes the principal risks that you may assume as an investor in the Fund.

     The Fund is subject to the principal risks described below.

General risks:

* Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price the Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

* Manager risk is the risk that the Fund's portfolio manager may implement the Fund's investment strategy in a way that does not produce the intended result.

Risk associated with investing in equity securities:

* Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.

Risk associated with futures contracts and options:

* Correlation risk. Futures contracts and options can be used as a substitute for the securities to which they relate. For example, if the Fund seeks to participate in the performance of the Index prior to purchasing the component securities or is unable to acquire a sufficient amount of a particular security that is represented in the Index, the Fund may enter into a futures contract or a related option in order to minimize the Fund's tracking error. Correlation risk is the risk that the market value of the futures contract or options does not correspond to the market value of the underlying securities. In this case, the Fund's investment in the futures contracts or options may actually increase tracking error rather than reduce it.

Particular risks of the Fund:

* Non-diversification/concentration risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking the Index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to greater price fluctuation than would occur with a fund invested in a wider spectrum of industries, and may make the Fund particularly susceptible to events affecting an industry in which the Fund concentrates its investments. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track the Index.

* Small company risk. Investment in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

* Nasdaq-100 Index(R) risk. The Index is currently comprised of securities issued by companies concentrated in the technology sector. The market value of these securities has been substantially more volatile than securities in the broader stock market. An investment in the Fund is subject to the risk that sudden and severe declines in technology stocks can cause severe losses in the value of Fund shares. Generally, the Index "weights" companies based on their market capitalization, with certain modifications. That is, the larger the company, the more it accounts for part of the Index. As a result, the performance of the larger companies in the Index may affect the performance of the Index more than does the performance of small companies in the Index.

Share Price

The Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of trading on the New York Stock Exchange, Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

     The Fund values its investments based on market value. When market quotations are not readily available, the Fund values its investments based on fair value methods approved by the Board of Trustees of the Victory Portfolios. The Fund calculates the NAV of each class of shares by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares.

      Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding

     When the Fund reaches a specific number of shareholders or level of assets, you will be able to find the Fund's net asset value each day in The Wall Street Journal and other newspapers. You may currently find the Fund's NAV by calling 800-539-3863.

     The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.

Dividends, Distributions, and Taxes

Buying a Dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses. The Fund will distribute short-term gains as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund. Ordinarily, the Fund declares and pays dividends quarterly. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways.

     REINVESTMENT OPTION

     You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

     CASH OPTION

     A check will be mailed to you no later than seven days after the dividend payment date.

     INCOME EARNED OPTION

     You can automatically reinvest your dividends in additional shares of the Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

The tax information in this Prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in the Fund.

     DIRECTED DIVIDENDS OPTION

     In most cases, you can automatically reinvest distributions in shares of another fund of the Victory Group. If you reinvest your distributions in a different fund, you may pay a sales charge on the reinvested distributions.

     DIRECTED BANK ACCOUNT OPTION

     In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

* Dividends from the Fund's net income and short-term capital gains are taxable as ordinary income; dividends from the Fund's long-term capital gains are taxable as long-term capital gain.

* Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

* An exchange of the Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

* Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

* Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

* Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

* The Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.

* You should review the more detailed discussion of federal income tax considerations in the SAI.

INVESTING WITH VICTORY

All you need to do to get started is to fill out an application.

If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. "Choosing a Share Class" will help you decide whether it would be more to your advantage to buy Class A or Class G Shares of the Fund. The following sections describe how to open an account, how to access information on your account, and how to buy, exchange and sell shares of the Fund.

     We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

Choosing a Share Class

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

The Fund offers Class A and G Shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.

CLASS A

* Front-end sales charge, as described on the next page. There are several ways to reduce this charge.

*    Lower annual expenses than Class G Shares.

CLASS G

* No front-end sales charge. All your money goes to work for you right away.

*    Class G Shares are sold only by certain broker-dealers.

Calculation of Sales Charges -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

                                    Sales Charge      Sales Charge
                                    as a % of         as a % of
Your Investment in the Fund         Offering Price    Your Investment

Up to $49,999                       5.75%             6.10%

$50,000 up to $99,999               4.50%             4.71%

$100,000 up to $249,999             3.50%             3.63%

$250,000 up to $499,999             2.50%             2.56%

$500,000 up to $999,999             2.00%             2.04%

$1,000,000 and above*               0.00%             0.00%

* Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

Sales Charge Reductions and Waivers for Class A Shares

You may qualify for reduced sales charges in the following cases:

     1. A Letter of Intent lets you buy Class A Shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount.

     2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

     3. You can combine Class A Shares of multiple Victory Funds, (excluding funds sold without a sales charge) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.

     4.   Waivers for certain investors:

          a. Current and retired Fund Trustees; directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belong.

          b. Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.

          c. Investors who reinvest the proceeds from a liquidation distribution of Class A Shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank N.A. and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

          d. Investment Professionals who purchased Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

          e. Purchases of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Fund's Distributor in connection with the operational requirements of such programs.

* Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan for its Class G Shares. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Fund. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services, the Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of Class G Shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including KeyBank N.A. and its affiliates, other financial institutions, and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

How to Buy Shares

You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum investment required to open an account is $500 ($100 for IRA accounts), with additional investments of at least $25. There is no minimum investment required to open an account or for additional investments for SIMPLE IRAs. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

     If you buy shares directly from the Fund and your investment is received and accepted by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.

Make your check payable to: The Victory Funds

Keep the following addresses handy for purchases, exchanges, or redemptions:

BY REGULAR U.S. MAIL

Send completed Account Applications with your check, bank draft, or money order to:

Class G Shares
The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202

Class A Shares
The Victory Funds
P.O. Box 8527
Boston, MA 02266-8527

BY OVERNIGHT MAIL

Use the following address ONLY for overnight packages.

Class G Shares
The Victory Funds
c/o Gradison McDonald
580 Walnut Street
Cincinnati, OH 45202
Phone: 800-539-FUND

Class A Shares
The Victory Funds
c/o Boston Financial
    Data Services
66 Brooks Drive
Braintree, MA 02184
Phone: 800-539-FUND

BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring funds.

Class G Shares
The Victory Funds
Firstar Bank
ABA #042000013

For Credit to DDA
Account #8355281

(insert Fund name, account number and name)

Class A Shares
The Victory Funds
State Street Bank and Trust Co.
ABA #011000028

For Credit to DDA Account #9905-201-1

(insert account number, name, and confirmation number assigned by the Transfer Agent)

BY TELEPHONE

800-539-FUND
(800-539-3863)

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Fund does not charge a fee for ACH transfers.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of the Fund.

Retirement Plans

You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Exchange Shares

You can obtain a list of funds available for exchange by calling
800-539-FUND.

You can sell shares of one fund of the Victory Portfolios to buy shares of the same class of any other. This is considered an exchange.

You can exchange shares of the Fund by writing the Transfer Agent or calling 800-539-FUND. When you exchange shares of the Fund, you should keep the following in mind:

* Shares of the fund selected for exchange must be available for sale in your state of residence.

* The fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.

* If you acquire Class A Shares of the Fund as a result of an exchange you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of the Fund as a result of an exchange from another fund of the Victory Group that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.

* On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

* You must meet the minimum purchase requirements for the fund you purchase by exchange.

* The registration and tax identification numbers of the two accounts must be identical.

* You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

* The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

* Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

*    An exchange of Fund shares constitutes a sale for tax purposes.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day.

BY TELEPHONE

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

*    Mail a check to the address of record;

*    Wire funds to a domestic financial institution;

*    Mail a check to a previously designated alternate address; or

*    Electronically transfer your redemption via the Automated Clearing House
     (ACH).

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

*    Redemptions over $10,000;

*    Your account registration has changed within the last 15 days;

*    The check is not being mailed to the address on your account;

*    The check is not being made payable to the owner of the account;

* The redemption proceeds are being transferred to another Victory Group account with a different registration; or

*    The check or wire is being sent to a different bank account.

You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information about Redemptions

* Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

* The Fund may suspend your right to redeem your shares in the following circumstances:

     *    During non-routine closings of the NYSE;

     * When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

     * When the SEC orders a suspension to protect the Fund's shareholders.

* The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of its net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Fund

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to provide services to their shareholders. Each of these organizations is paid a fee for its services.

About Victory

The Fund is a member of the Victory Portfolios, a group of over 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Fund.

The Investment Adviser and Sub-Administrator

The Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to the Fund. KAM, a subsidiary of KeyCorp, oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $76 billion for individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

     KAM's advisory fee is calculated at an annual rate of 0.60% of the Fund's average daily net assets.

     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc. pays KAM a fee at the annual rate of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund.


Portfolio Management

Ernest C. Pelaia is the portfolio manager of the Fund, a position he has held since its inception. He is a Portfolio Manager and has been with KAM since July 1991 as an Analyst, Trader, Investment Officer and most recently Assistant Vice President of Funds Management. He is also the Portfolio Manager of the Victory Stock Index Fund.

The Fund is supervised by the Board of Trustees, which monitors the services provided to investors.

OPERATIONAL STRUCTURE OF THE FUND

TRUSTEES

ADVISER

SHAREHOLDERS

FINANCIAL SERVICES FIRMS AND THEIR INVESTMENT PROFESSIONALS

Advise current and prospective shareholders on their Fund investments.

TRANSFER AGENT/SERVICING AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Boston Financial Data Services
Two Heritage Drive
Quincy, MA 02171

Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholder accounts.

ADMINISTRATOR, DISTRIBUTOR, AND FUND ACCOUNTANT

BISYS Fund Services
and its affiliates
3435 Stelzer Road
Columbus, OH 43219

Markets the Fund, distributes shares through Investment Professionals, and calculates the value of shares. As Administrator, handles the day-to-day activities of the Fund.

CUSTODIAN

Key Trust Company of Ohio, N.A.
127 Public Square
Cleveland, OH 44114

Provides for safekeeping of the Fund's investments and cash, and settles trades made by the Fund.

SUB-ADMINISTRATOR

Key Asset Management Inc.
127 Public Square
Cleveland, OH 44114

Performs certain sub-administrative services.

Additional Information

Some additional information you should know about the Fund.

Fund Operations

The Fund currently offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares. In addition, the Fund or any class of the Fund may be terminated at any time for failure to achieve an economical level of assets or other reasons.

Performance

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information will include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper, Inc., and industry publications such as Morningstar, Inc., Business Week, or Forbes.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of any shareholder reports, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Fund send these documents to each shareholder individually by calling the Fund at 800-539-FUND (800-539-3863).

If you would like to receive additional copies of any materials, please call the Fund at 800-539-FUND.

If you would like a free copy of any of the following documents or would like to request other information regarding the Fund, you can call or write the Fund or your Investment Professional.

Statement of Additional Information (SAI)

Contains more details describing the Fund and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.

Annual and Semi-annual Reports (when available)

Describes the Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

If you would like to receive copies of the SAI at no charge, please call the Fund at 800-539-FUND
(800-539-3863).

How to Obtain Information

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).

By mail: The Victory Funds
         P.O. Box 8527
         Boston, MA 02266-8527

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov.

The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.

Victory Funds
(LOGO)(R)     Investment Company Act File Number 811-4852     VF-VNI-PRO (5/00)

                                     PART B

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This
Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             THE VICTORY PORTFOLIOS

                            NASDAQ-100 INDEX(R) FUND

                           Class A and Class G Shares

                          Supplement dated June 1, 2000
       To the Statement of Additional Information dated February 28, 2000
                            For the following Funds:

Balanced Fund                         Intermediate Income Fund              Ohio Municipal Bond Fund
Convertible Securities Fund           International Growth Fund             Ohio Municipal Money Market Fund
Diversified Stock Fund                Investment Quality Bond Fund          Prime Obligations Fund
Established Value Fund                Lakefront Fund                        Real Estate Investment Fund
Federal Money Market Fund             LifeChoice Conservative Investor      Small Company Opportunity Fund
Financial Reserves Fund               Fund                                  Special Value Fund
Fund for Income                       LifeChoice Moderate Investor Fund     Stock Index Fund
Gradison Government Reserves Fund     LifeChoice Growth Investor Fund       Tax-Free Money Market Fund
Growth Fund                           Limited Term Income Fund              U.S. Government Obligations Fund
Institutional Money Market Fund       National Municipal Bond Fund          Value Fund
                                      New York Tax-Free Fund

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses of the Funds listed above, as amended or supplemented from time to time. The prospectus for the Nasdaq-100 Index(R) Fund is dated June 1, 2000.

1. On page 2, under "Investment Policies and Limitations," replace the first paragraph with the following:

         Fundamental Investment Policies of Each Fund.

         Certain investment policies of each Fund are fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities.

         Each Fund's investment objective is fundamental. There can be no assurance that a Fund will achieve its investment objective.

         A Fund's classification and sub-classification is a matter of fundamental policy. Each Fund is classified as an open-end investment company. Five Funds are sub-classified as non-diversified investment companies: the Nasdaq-100 Index (R) Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund and Real Estate Investment Fund. All the other Funds are sub-classified as diversified mutual funds.

2. On page 5, under "Investment Policies and Limitations," add the following information with respect to the Nasdaq-100 Index(R)Fund:

         Fundamental Investment Restrictions of the Nasdaq-100 Index(R) Fund

         The following investment restrictions are fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities.

         1. Senior Securities.

         The Nasdaq-100 Index(R) Fund may not issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act, an exemptive order or interpretation of the staff of the Securities and Exchange Commission ("SEC"); (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in this SAI, the Fund may borrow money as authorized by the 1940 Act; and (d) the Fund may issue multiple classes of shares in accordance with regulations of the SEC.

         2. Underwriting.

         The Nasdaq-100 Index(R) Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

         3. Borrowing.

         The Nasdaq-100 Index(R) Fund may not borrow money, except that the Fund may (a) enter into commitments to purchase securities and instruments in accordance with its investment program, including when-issued and delayed-delivery transactions, reverse repurchase agreements and "dollar roll" transactions, provided that the total amount of any borrowing does not exceed 33-1/3% of the Fund's total assets at the time of the transaction; (b) borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made; and (c) borrow money on a short-term basis from investment companies that are part of the same group of investment companies to the extent allowed by applicable laws, rules or regulatory orders in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made. Borrowings representing more than 33-1/3% of the Fund's total assets must be repaid before it may make additional investments.

         Notwithstanding the foregoing, as a non-fundamental policy, the Nasdaq-100 Index(R) Fund does not intend to borrow money for leveraging purposes.

         4. Real Estate.

         The Nasdaq-100 Index(R) Fund may not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities. This restriction shall not prevent the Fund from investing in real estate operating companies and shares of companies engaged in other real estate related businesses.

         5. Lending.

         The Nasdaq-100 Index(R) Fund may not make loans, except that the Fund, consistent with its investment program, may (a) purchase bonds, debentures, other debt securities and hybrid instruments, including short-term obligations; (b) enter into repurchase transactions; (c) lend portfolio securities, provided that the value of loaned securities does not exceed 33-1/3% of its total assets; and (d) make short-term loans to other investment companies that are part of the same group of investment companies, as part of an interfund loan program, as allowed by applicable laws, rules and regulatory orders.

         6. Commodities.

         The Nasdaq-100 Index(R) Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

         7. Concentration.

         The Nasdaq-100 Index(R) Fund may not purchase the securities of any issuer (other than the securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements secured thereby, or tax-exempt securities issued by governments or political subdivisions of governments except tax-exempt securities backed only by the assets or revenues of non-governmental issuers) if, as a result, 25% or more of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This restriction shall not prevent the Fund from investing all of its assets in a "master" fund that has adopted similar investment objectives, policies and restrictions.

         Notwithstanding the foregoing, the Nasdaq-100 Index(R) Fund will concentrate its investments in a single industry to the extent necessary to track the broad-based securities market index the performance of which the Fund attempts to duplicate.

         Non-Fundamental Investment Restrictions of the Nasdaq-100 Index(R) Fund

         The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Board of Trustees of The Victory Portfolios (the "Trust"). Changing a non-fundamental restriction does not require a vote of the holders of a majority of the Nasdaq-100 Index(R) Fund's outstanding voting securities.

         1. Illiquid Securities.

        The Nasdaq-100 Index(R) Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act shall not be deemed illiquid solely by reason of being unregistered. The Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

         2. Other Investment Companies.

         The Nasdaq-100 Index(R) Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Trust from the SEC, the Fund may invest in the other money market funds of the Trust. The Adviser will waive the portion of its fee attributable to the assets of the Fund invested in such money market funds to the extent required by the laws of any jurisdiction in which shares of the Fund are registered for sale.

         3. Borrowing.

         The Nasdaq-100 Index(R) Fund does not intend to borrow money for leveraging purposes.

3. On page 20, under "Investment Policies" add the following information:

         With respect to futures contracts, options on futures contracts and options, the Nasdaq-100 Index(R) Fund may invest up to 5% of its total assets in margins and premiums and may hold up to 33-1/3% of its total assets subject to futures contracts, options thereon.

4. On page 87, under "Additional Purchase, Exchange, and Redemption Information," add the following information:

         Dealer Reallowances. The following table shows the amount of the front end sales load that is reallowed to dealers as a percentage of the offering price of Class A Shares of the Nasdaq-100 Index(R) Fund.

                                  Initial Sales Charge:   Concession to Dealers:
        Amount of Purchase      % of Offering Price       % of Offering Price
        ------------------      -------------------       -------------------
         Up to $49,999                  5.75%                      5.00%
         $50,000 to $99,999             4.50%                      4.00%
         $100,000 to $249,999           3.50%                      3.00%
         $250,000 to $499,999           2.50%                      2.00%
         $500,000 to $999,999           2.00%                      1.75%
         $1,000,000 and above           0.00%                          *

         * Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1.00% will be imposed on any of such shares redeemed within the first year after purchase, or a 0.50% CDSC will be charged on any of such shares redeemed within two years of purchase. This charge will be based on the lower of the cost of the shares or net asset value at the time of redemption. No CDSC is imposed on reinvested distributions. Investment professionals may be paid at a rate of 1.00% of the purchase price on amounts from $1 million to $2,999,999; 0.75% on amounts from $3 million to $4,999,999; and 0.50% on amounts of $5 million or more. The initial sales charge exemption for investments of $1 million or more does not apply to tax deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

5. On page 116, under "Additional Information," add the following:

         Additional Information about the Nasdaq-100 Index(R) Fund.

         The Nasdaq-100 Index(R) Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. ("Nasdaq" and, with its affiliates, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the Trust is in the licensing of the Nasdaq-100?, Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

         The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by the Trust, owners of the Nasdaq-100 Index(R) Fund, or any other person or entity from the use of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

                             Registration Statement
                                       of

                             THE VICTORY PORTFOLIOS

                                       on
                                    Form N-1A

PART C.    OTHER INFORMATION

Item 23.

           Exhibits:

(a)(1)     Certificate of Trust (1)

(a)(2)(a) Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000.

(a)(2)(b)  Schedule A to Trust Instrument, as revised May 23,2000.

(b)        Bylaws, Amended and Restated as of August 28, 1998. (2)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM").(3)

(d)(1)(b) Schedule A to Investment Advisory Agreement dated as of March 1, 1997, as revised March 27, 2000.

(d)(2)(a) Investment Advisory Agreement dated March 1, 1997 between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund.
           (4)

(d)(2)(b) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund, as amended December 11, 1998 to include the Gradison Government Reserves Fund and Established Value Fund, and as amended May 23, 2000 to include the Nasdaq 100 Index Fund.

---------------

(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

(3) Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(4) Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(d)(3) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (4)

(d)(4) Investment Advisory Agreement dated June 1, 1998 between Registrant and KAM regarding the International Growth Fund. (3)

(d)(5) Portfolio Management Agreement dated June 1, 1998 between Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund.(5)

(e)(1)(a) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership (together with its subsidiaries, "BISYS"). (3)

(e)(1)(b)  Schedule I to the Distribution Agreement, as revised May 23, 2000.

(f)        None.

(g)(1)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (3)

(g)(1)(b) Schedule A to the Mutual Fund Custody Agreement, as revised May 23, 2000.

(g)(2) Custody Agreement dated October 14, 1999 between The Bank of New York and Key Trust Company of Ohio.

(g)(3) Foreign Custody Manager Agreement dated February 17, 2000 between The Bank of New York and Registrant.

(h)(1)     Form of Broker-Dealer Agreement.(6)

(h)(2)(a) Administration Agreement dated October 1, 1999 between Registrant and BISYS. (7)

(h)(2)(b)  Schedule I to the Administration Agreement, as revised May 23, 2000.

(h)(3)(a) Sub-Administration Agreement dated October 1, 1999 between BISYS and KAM. (7)

(h)(3)(b)  Schedule A to the Sub-Administration Agreement, as revised May 23,
           2000.

(h)(4)(a) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company. (3)

(h)(4)(b) Schedule A to the Transfer Agency and Service Agreement, as revised May 23, 2000.

---------------

(5) Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

(6) Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(7) Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed electronically on October 15, 1999, accession number 0000922423-99-001196.

(h)(5)(a) Fund Accounting Agreement dated June 1, 1999 between Registrant and BISYS. (8)

(h)(5)(b)  Schedule A to the Fund Accounting Agreement, as revised May 23, 2000.

(h)(6) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(h)(7)     License Agreement between The Nasdaq Stock Market and
           Registrant, dated June 1, 2000.

(i)(1)     Opinion and Consent of Kramer Levin Naftalis & Frankel LLP.

(j)(2)     Opinion of Morris, Nichols, Arsht & Tunnell.

(j)(1)     Consent of PricewaterhouseCoopers LLP.

(j)(2)     Consent of Arthur Andersen LLP.

(k)        Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1)(a)  Distribution and Service Plan dated June 5, 1995. (3)

(m)(1)(b) Schedule A to the Distribution and Service Plan dated June 5, 1995, revised as of March 27, 2000.

(m)(2)(a)  Distribution and Service Plan dated March 27, 2000 for certain Funds.

(m)(2)(b) Schedule A to the Distribution and Service Plan dated March 27, 2000, revised as of May 23, 2000.

(m)(3)(a) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(9)

(m)(3)(b) Schedule A to Distribution and Service Plan for Class G Shares, as revised May 23, 2000.(7)

(m)(4)(a)  Shareholder Servicing Plan dated June 5, 1995.(3)

---------------



(8) Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1999, accession number 0000922423-99-000795.

(9) Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

(m)(4)(b)  Schedule I to the Shareholder Servicing Plan, as revised May 23,
           2000.

(m)(4)(c)  Form of Shareholder Servicing Agreement. (1)

(n)        Amended and Restated Rule 18f-3 Multi-Class Plan, dated as of May 23,
           2000.

(p)(1)     Code of Ethics of Registrant.

(p)(2)     Code of Ethics of KAM.

(p)(3)     Code of Ethics of BISYS.

           Powers of Attorney of Theodore H. Emmerich, Harry Gazelle, Frankie D. Hughes, Thomas F. Morrissey, H. Patrick Swygert, Eugene J. McDonald, Donald E. Weston and Leigh A. Wilson.

Item 24. Persons Controlled by or Under Common Control with Registrant.

           None.

Item 25. Indemnification

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a)        Subject to the exceptions and limitations contained in Subsection
           10.02(b):

           (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

           (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by
written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $83 billion as of

September 30, 1999. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $79 billion in assets under management, and provide a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as sub-adviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates that are engaged in the brokerage business. The principal office of IIIS is 90 Blvd. Pasteur, 75730, Paris, CEDEX, 15 -- France.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:

Directors:
---------
William G. Spears      o Senior Managing Director and Chairman.
Richard J. Buoncore    o Senior Managing Director, President and Chief Executive
                         Officer.
Bradley E. Turner      o Senior Managing Director and Chief Operating Officer.
Anthony Aveni          o Senior Managing Director and Chief Investment Officer.
Vincent DeP. Farrell   o Senior Managing Director.  Also, Chief Investment
                         Officer of Spears, Benzak, Salomon & Farrell Division.
Richard E. Salomon     o Senior Managing Director.
Robert B. Heisler, Jr. o Senior Managing Director.  Also, President, Key Capital
                         Partners.
Robert T. Clutterbuck  o Senior Managing Director.  Also, President, Chief
                         Financial Officer and Chief Operating Officer of McDonald Investments Inc.

Other Officers:
--------------
James D. Kacic     o Treasurer.  Also, Chief Financial Officer, Chief
                     Administrative Officer, and Senior Managing Director.
Jeff D. Suhanic    o Chief Compliance Officer.
Michael Foisel     o Assistant Treasurer.
William J. Blake   o Secretary.
Steven N. Bulloch  o Assistant Secretary.  Also, Senior Vice President and
                     Senior Counsel of KeyCorp Management Company.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:

Nathaniel E. Carter     o   President and Chief Investment Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:

Jean-Claude Kaltenbach       o Chairman and CEO.
Ian Gerald McEvatt           o Director.        Claude Doumic     o   Director.
Didier Guyot de la Pommeraye o Director.        Charles Vergnot   o   Director.
Eric Jostrom                 o Director.        Gerard Sutterlin  o   Secretary
                                                                      General.

The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27.       Principal Underwriter

(a) BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of Registrant's administrator, also acts as the distributor for the following investment companies as of April 21, 2000.

--------------------------------- ------------------------------ -----------------------------
Alpine Equity Trust               HSBC Funds Trust and HSBC      Republic Advisor Funds Trust
American Independence Funds Trust     Mutual Funds Trust         Republic Funds Trust
American Performance Funds        The Infinity Mutual Funds,     Summit Investment Trust
AmSouth Funds                         Inc.                       USAllianz Funds
The BB&T Mutual Funds Group       Magna Funds                    USAllianz Funds Variable
The Coventry Group                Mercantile Mutual Funds, Inc.      Insurance Products Trust
The Eureka Funds                  Metamarkets.com                Variable Insurance Funds
Fifth Third Funds                 Meyers Investment Trust        The Victory Variable
Governor Funds                    MMA Praxis Mutual Funds            Insurance Funds
Hirtle Callaghan Trust            M.S.D.&T. Funds                Vintage Mutual Funds, Inc.
                                  Pacific Capital Funds
--------------------------------- ------------------------------ -----------------------------

(b) Directors and officers of BISYS Fund Services Limited Partnership, the general partner of the Distributor, as of April 14, 2000 were as follows:

Dennis Sheehan            o   Executive Officer
William Tomko             o   Supervising Principal.
Gregory A. Trichtinger    o   Vice President.
Andrew Corbin             o   Vice President.
Robert Tuch               o   Assistant Secretary.
Olu T. Lawal              o   Chief Financial Officer.

None of the foregoing individuals holds any position with Registrant. The business address of each of these individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

(c) Not applicable.

Item 28. Location of Accounts and Records

(1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(8) Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) The Bank of New York, One Wall Street, New York, New York 10286 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund and Real Estate Investment Fund).

Item 29. Management Services

           None.

Item 30. Undertakings

           None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 1st day of June, 2000.

                                    THE VICTORY PORTFOLIOS

                                    By:/s/ Leigh A. Wilson
                                       -------------------
                                       Leigh A. Wilson, President and Trustee

           Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

             Signature                      Title                      Date
             ---------                      -----                      ----
/s/ Roger Noall                     Chairman of the Board and       June 1, 2000
-----------------------------       Trustee
    Roger Noall

/s/ Leigh A. Wilson                 President and Trustee           June 1, 2000
-----------------------------
    Leigh A. Wilson

/s/ Joel B. Engle                   Treasurer                       June 1, 2000
-----------------------------
    Joel B. Engle

/s/ Theodore H. Emmerich            Trustee                         June 1, 2000
-----------------------------
    Theodore Emmerich

/s/ Harry Gazelle                   Trustee                         June 1, 2000
-----------------------------
    Harry Gazelle

/s/ Frankie D. Hughes               Trustee                         June 1, 2000
-----------------------------
    Frankie D. Hughes

/s/ Eugene J. McDonald              Trustee                         June 1, 2000
-----------------------------
    Eugene J. McDonald

/s/ Thomas F. Morissey              Trustee                         June 1, 2000
-----------------------------
    Thomas F. Morrissey

/s/ H. Patrick Swygert              Trustee                         June 1, 2000
-----------------------------
    H. Patrick Swygert

/s/ Frank A. Weil                   Trustee                         June 1, 2000
-----------------------------
    Frank A. Weil

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number

EX-99.a(a)   Delaware Trust Instrument dated December 6, 1995, as amended March
             27, 2000.

EX-99.a(b)   Schedule A to Trust Instrument, as revised May 23,2000.

EX-99.d(a)   Schedule A to Investment Advisory Agreement dated as of March 1,
             1997, as revised March 27, 2000.

EX-99.d(b)   Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment
             Fund, as amended December 11, 1998 to include the Gradison
             Government Reserves Fund and Established Value Fund, and as amended
             May 23, 2000 to include the Nasdaq-100 Index Fund.

EX-99.e      Schedule I to the Distribution Agreement, as revised May 23, 2000.

EX-99.g(a)   Schedule A to the Mutual Fund Custody Agreement, as revised May 23,
             2000.

EX-99.g(b)   Custody Agreement dated October 14, 1999 between The Bank of New
             York and Key Trust Company of Ohio.

EX-99.g(c)   Foreign Custody Manager Agreement dated February 17, 2000 between
             The Bank of New York and Registrant.

EX-99.h(a)   Schedule I to the Administration Agreement, as revised May 23,
             2000.

EX-99.h(b)   Schedule A to the Sub-Administration Agreement, as revised May 23,
             2000.

EX-99.h(c)   Schedule A to the Transfer Agency and Service Agreement, as revised
             May 23, 2000.

EX-99.h(d)   Schedule A to the Fund Accounting Agreement, as revised May 23,
             2000.

EX-99.h(e)   License Agreement between The Nasdaq Stock Market and
             Registrant, dated June 1, 2000.

EX-99.i(a)   Kramer Levin Naftalis & Frankel LLP opinion and consent.

EX-99.i(b)   Morris, Nichols, Arsht & Tunnell opinion.

EX-99.j(a)   PricewaterhouseCoopers LLP consent.

EX-99.j(b)   Arthur Andersen LLP consent.

EX-99.m(a)   Schedule A to the Distribution and Service Plan dated June 5, 1995, revised as of March 27, 2000.

EX-99.m(b)   Distribution and Service Plan dated March 27, 2000 for certain
             Funds.

EX-99.m(c)   Schedule A to the Distribution and Service Plan dated March 27,
             2000, revised as of May 23, 2000.

EX-99.m(d)   Schedule I to the Shareholder Servicing Plan, as revised May 23,
             2000.

EX-99.n Amended and Restated Rule 18f-3 Multi-Class Plan, dated as of May 23, 2000.

EX-99.p(a)   Code of Ethics of Registrant.

EX-99.p(b)   Code of Ethics of KAM.

EX-99.p(c)   Code of Ethics of BISYS.

EX-99        Powers of Attorney of Theodore H. Emmerich, Harry Gazelle, Frankie
             D. Hughes, Thomas F. Morrissey, H. Patrick Swygert, Eugene J. McDonald, Donald E. Weston and Leigh A. Wilson.